UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-03287

                                     New Alternatives Fund, Inc.

(Exact name of registrant as specified in charter)

150 Broadhollow Road, Suite PH2

                                 Melville, New York 11747

(Address of principal executive offices) (Zip code)

David J. Schoenwald, President

New Alternatives Fund, Inc.

150 Broadhollow Road, Suite PH2

                                 Melville, New York 11747

(Name and address of agent for service)

Registrant’s telephone number, including area code: 631-423-7373

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

New Alternatives Fund A SOCIALLY RESPONSIBLE MUTUAL FUND EMPHASIZING ALTERNATIVE ENERGY AND THE ENVIRONMENT

SEMI-ANNUAL

FINANCIAL REPORT

CLASS A SHARES: NALFX

INVESTOR SHARES: NAEFX

JUNE 30, 2015

(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.

THE FUND	150 Broadhollow Road	Melville, New York 11747	(800) 423-8383	(631) 423-7373
BNY Mellon Investment Servicing (US) Inc.	PO Box 9794	Providence, RI 02940	(800) 441-6580	(610) 382-7819
Overnight Address	4400 Computer Drive	Westborough, MA 01581
Foreside Funds Distributors LLC	400 Berwyn Park,	Berwyn, PA 19312
899 Cassat Road

Recycled Paper

NEW ALTERNATIVES FUND

SHAREHOLDER LETTER

Dear Shareholders,

Concern about climate change has been prominent in the news this year. It remains to be seen, however, whether the headlines will actually lead to greater investment in and development of the renewable energy market around the world.

Politics and Business As Usual and Unusual: Pope Francis made a big splash with his encyclical “Laudato Si” (subtitle: “On Care for Our Common Home”) which was released in mid-June. The bulk of news coverage has emphasized his call for action to address climate change and move away from economic development based on fossil fuels. A large part of this document, which has not received as much attention, reiterates the Pontiff’s earlier message decrying the exploitation of the poorer nations and the “throwaway culture” of the more developed countries. The encyclical, as a moral statement, does not address technical issues. But it provides the imprimatur of support from the highest Roman Catholic authority for the wider use of renewable energy and the legitimacy of the scientific evidence of the human role in accelerating climate change.

In July, over 2,000 people convened in Paris for an international conference on “Our Common Future Under Climate Change.” This scientific gathering was a preliminary session to the United Nations sponsored COP21 (“Conference Of Parties”), also in Paris, this coming December. This is the next step in the process that began at the first “COP” in Rio de Janeiro, Brazil, in 1992. During this series of international gatherings over the past 20 years, countries have tried unsuccessfully to create an agreement to halt and reverse greenhouse gas emissions across the world. At this event, countries will finally attempt to ratify a legally binding, universal agreement on climate with the aim of keeping global warming below an average rise of 2 degrees Centigrade. UN officials expect 50,000 people to attend COP21 with 25,000 of those as official delegates from member countries.

At the same time when concern about climate change is rising, the U.S. Congress went into recess without approving an extension of the wind production tax credit through 2016. This legislation has been an important support for wind power development. If it became fixed in law for a longer term, like many subsidies for fossil fuels, it would provide a major boost for renewable energy. For now, political bickering relegates it to being a last minute legislative “add on.”

Of course, as has been the case in the past, political events like this do not always translate into growth for renewable energy investment. It remains to be seen what other economic forces and events may come to bear on the companies in New Alternatives Fund’s investment portfolio and the “green” energy sector in general.

The Greek economic crisis continues to create volatility in the “Euro” zone. Other countries concerned about their financial stability, such as Spain, Italy and even the United Kingdom, have introduced further austerity measures which include rolling back or eliminating subsidies, feed in tariffs and favorable rates which previously encouraged renewable energy development. Despite this, a number of our European holdings have performed well so far this year. While based in Europe, most of these companies operate globally and now have diverse projects in the U.S., Latin America, Africa and Asia.

The U.S.-based yield companies (“YieldCos” — which we discussed in our First Quarter report) have taken something of a hit recently. This situation does not seem to be related to individual companies, but to the sector in general. A possible reason is the perception that interest rates will increase and add to the borrowing costs of the capital intensive renewable energy projects that these companies operate. Higher interest rates could also reduce the anticipated dividend yield in the short term. Also, strong demand for renewable energy projects may increase the price that a YieldCo pays to buy them which leaves less profit potential for the acquiring company. This pits YieldCos against other “interest rate sensitive” stocks, primarily utility companies, and bonds.

Crunching Numbers: The Net Asset Value (NAV) of New Alternatives Fund’s “A” Shares stood at $46.87 on December 31, 2014. This was the original single share class of the Fund since its inception. Beginning with the first day of trading (January 2) in 2015, we introduced the Investor Shares, which do not have the front end sales charge of the A Shares. At June 30, 2015, the NAV of an A Share was $52.98, up 13.04% and the Investor Share NAV stood at $52.91, up 12.9% for the period ending June 30, 2015.The total assets of the Fund grew from $175,942,353 on December 31, 2014 to $204,193,085 as of June 30, 2015.

Since the inception of the Investor Shares on January 2, 2015, the Fund has sold 10,798 of these shares. The total number of A Shares has grown by 92,857, reaching 3,844,829 shares outstanding as of June 30, 2015.

Gainers and Losers: Share prices across the board retreated slightly during the 2nd quarter of the year. Most of the companies in the Fund’s portfolio that saw share prices increase in the 1st quarter held their gains in the downturn. Despite the economic “jitters” in Europe, our best performing companies through June 30, 2015 include wind turbine manufacturers Gamesa Corporacion Tecnologica SA (Spain) which was up 74.4% and Vestas Wind Systems AS (Denmark) which gained 37.4% in share price. Abengoa SA, the Spain-based renewable energy developer/operator, biomass manufacturer and water project developer rose 42.7%. Its sponsored YieldCo, Abengoa Yield PLC, lost some value in the 2nd quarter but was still up 14.6% for the year to date.

Hannon Armstrong Sustainable Infrastructure Capital, Inc., the pioneering REIT (real estate investment trust) that finances energy efficiency projects, distributed solar systems, some utility scale PV solar and wind projects, continued its strong performance, gaining 40.9% through June 30.

Other companies in the Fund’s portfolio maintaining gains during the first six months of 2015 include a trio of our YieldCos: NextEra Energy Partners LP, up 17.4%; Pattern Energy Group, Inc., up 16.6%; and Terraform Power, Inc., up 23%.

They were joined by solar cell manufacturer Kyocera Corporation (Japan), up 13.6%; and Owens Corning, Inc., which manufactures insulation materials and fiberglass composites for wind turbine blades, up 15.2%.

The biggest “loser” for the year through June 30 was wind and hydro power utility TrustPower Ltd. (New Zealand), which experienced a 16.2% share price decline. TrustPower is one of the Fund’s smaller holdings at 1.26% of the portfolio. Several other power producers and utilities did not fare well due to lower than expected production from reduced wind and water flows, and growing concern that potential interest rate hikes would cut into revenue margins. Algonquin Power & Utilities Corp. (Canada) fell 9.8%; American Water Works, Inc. lost 8.8%; and Innergex Renewable Energy, Inc. (Canada), down 12.8%.

Enel Green Power SpA (Italy), which is one of our larger holdings at 4.79% of the Fund’s portfolio, saw its share price decline by 7.1%. Enel, by virtue of its exposure in Southern Europe, has seen its value affected by the disruption from the Greek-Euro crisis. Like many of our other companies in this area (Abengoa, Acciona, EDP Renovaveis, Elecnor — all in Spain and Portugal), Enel has sought new business in other parts of the world. It is currently developing geothermal, solar PV and wind projects in Chile, along with new wind, solar and hydro developments in a number of African countries including South Africa, Kenya, Tanzania, Uganda, Mozambique and Ethiopia.

New Investments: We added one new company during the second quarter. PV solar manufacturers First Solar and SunPower jointly sponsored a YieldCo called 8point3 Energy Partners LP (8.3 minutes is the amount of time it takes light from the Sun to reach the Earth). 8point3 launched its public offering on June 19 with an initial portfolio of 432 megawatts (MW) of utility-scale, commercial, industrial and residential solar PV projects.

 Holdings Sold: During the second quarter of 2015, we sold our shares of three companies: FuelCell Energy, Inc, (molten carbonite and solid oxide fuel cells for electric power); Koninklijke Philips Electronics NV (Netherlands-LEDs and compact florescent lights, and healthcare electronics); and Whole Foods Markets (natural foods and organic food retailer).

Portfolio Balance: In addition to the companies we have added or removed from our holdings, we have made adjustments to keep the Fund balanced according to our guidelines, to meet redemption demands, and in exercising our best judgment on market forces and trends. During the period from Janaury-June, 2015, we sold shares of Abengoa, Gamesa, Johnson Controls, Kyocera, NextEra Energy Partners, and Vestas Wind Systems. We added shares of Abengoa Yield, Acciona, American Water Works, Brookfield Renewable Energy Partners, EDP Renovaveis, Enel Green Power, Innergex Renewable Energy, Northland Power, Panasonic Corporation, , Pattern Energy Group, Terraform Power, Inc., and TransAlta Renewables, Inc.

Looking Ahead: By the time you receive this report, we will have introduced on line transaction capabilities for New Alternatives Fund. You will be able to open an account, buy and sell shares, change your address, receive your statements and monitor your balances through a direct access portal on our web site at www.newalternativesfund.com . If you have not already done so, we encourage you to create an on line link for your account. Just go to the opening page on our web site and click on the “account login” prompt in the upper right corner. Follow the instructions to set up your account access and you’ll be ready to use the new services. If you are a current shareholder who has already created an account log on, the new services are available for you. You may need to access your account and, following the instructions supplied, set up links for Fund transactions and electronic delivery of documents. If you need any assistance in setting up your on line access, please contact our shareholder services company, BNY Mellon, at 800-441-6580 or 610-382-7819 .

Shareholder Comments: We continue to receive, use and welcome advice and comments from shareholders. You can contact us by e-mail at: info@newalternativesfund.com, regular “snail mail” or give us a call at 800-423-8383 or 631-423-7373.

David Schoenwald

Murray Rosenblith

August 19, 2015

This letter is intended to give you a feeling of what we have been doing and why we do it. For more complete and official data, please see the rest of our semi-annual report, our annual report and our prospectus. This letter is intended to be responsive to the interests of our existing shareholders.

The Principal Underwriter is Foreside Funds Distributors LLC and the Co-Distributor is Accrued Equities, Inc.

NEW ALTERNATIVES FUND

FUND EXPENSE EXAMPLE

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as the sales charge and redemption fees; and (2) ongoing costs, including management fees, distribution (i.e., Rule 12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period shown (January 1, 2015) and held for the entire six months ended June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended June 30, 2015” to estimate the expenses you paid on your account during this period.

Note: The Fund’s Transfer Agent, BNY Mellon Investment Servicing (US) Inc., charges an annual IRA maintenance fee of $15 for IRA accounts. That fee is not reflected in the accompanying table.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the sales charge, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

NEW ALTERNATIVES FUND

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Six Months Ended June 30, 2015

Class A Shares *
Actual	$1,000.00	$1,130.40	$5.64
Hypothetical
(assumes 5% return before expenses)	$1,000.00	$1,019.50	$5.34
Investor Shares **
Actual	$1,000.00	$1,128.90	$6.89
Hypothetical
(assumes 5% return before expenses)	$1,000.00	$1,018.05	$6.53

* Expenses are equal to the annualized expense ratio of the Fund’s Class A Shares for the six-month period of 1.07%, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half year, then divided by the days in the year (365) to reflect the half year period. The Class A Shares’ ending account value on the first line in the table is based on its actual total return of 13.04% for the six-month period of January 1, 2015 to June 30, 2015.

** Expenses are equal to the annualized expense ratio of the Fund’s Investor Shares for the period from January 3, 2015 (the date Investor Shares started accruing expenses) to June 30, 2015 of 1.32%, multiplied by the average account value over the period, multiplied by the number of days (179 for actual and 181 for hypothetical) in the most recent fiscal half year, then divided by the days in the year (365) to reflect the half year period. The Investor Shares’ ending account value on the first line in the table is based on its actual total return of 12.89% for the six-month period of January 1, 2015 to June 30, 2015.

NEW ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

Sector Diversification	% of Net Assets	Value

Alternate Energy:
Renewable Energy Power Producers	64.5%	$131,842,713
Wind Turbines	9.3	18,973,799
Energy Storage	3.5	7,203,000
Solar Photovoltaic	1.3	2,602,000
Energy Conservation	7.5	15,265,500
Sustainable Energy Financial Services	5.9	12,030,000
Water:
Water Utilities	4.9	9,969,150
Water Related	0.3	638,527
Certificates of Deposit	0.2	500,000
Other Assets in Excess of Liabilities	2.6	5,257,825

Net Assets	100.0%	$204,282,514

Top Ten Portfolio Issuers

June 30, 2015

(Unaudited)

Name	% of Net Assets

Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	5.9%
Brookfield Renewable Energy Partners LP (Canada/Bermuda)	5.4
Pattern Energy Group, Inc.	5.2
TerraForm Power, Inc. Class A	5.1
Owens Corning, Inc.	5.0
Gamesa Corporacion Tecnologica SA (Spain)	5.0
Acciona SA (Spain)	5.0
American Water Works Co., Inc.	4.9
EDP Renovaveis SA (Spain/Portugal)	4.9
NextEra Energy Partners LP	4.8

Total Top Ten	51.2%

Portfolio holdings are subject to change, risk and may not represent current compositions of the portfolio.

NEW ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Value

COMMON STOCKS – 97.2%
Alternate Energy — 78.6%
Energy Storage — 3.5%
Panasonic Corp. (Japan) SP ADR	525,000	$7,203,000

		7,203,000

Renewable Energy Power Producers & Developers — 64.5%
8Point3 Energy Partners LP*	250,000	4,655,000
Abengoa SA (Spain) Class B	2,500,001	7,859,709
Abengoa Yield PLC (Great Britain)*	305,000	9,552,600
Acciona SA (Spain)	135,000	10,193,706
Algonquin Power & Utilities Corp. (Canada)	500,000	3,735,000
Brookfield Renewable Energy Partners LP (Canada/Bermuda)	368,200	10,928,176
EDP Renovaveis SA (Spain/Portugal)	1,400,000	9,911,035
Elecnor SA (Spain)	125,000	1,261,176
Enel Green Power SPA (Italy)	5,000,000	9,771,678
Hafslund ASA, (Norway) Class A	328,074	2,385,095
Innergex Renewable Energy, Inc. (Canada)	900,000	7,677,000
Nextera Energy Partners LP*	250,000	9,905,000
Northland Power, Inc. (Canada)	300,000	3,789,000
NRG Yield, Inc. Class A*	225,000	4,947,750
NRG Yield, Inc. Class C*	225,000	4,925,250
Pattern Energy Group, Inc.*	375,000	10,642,500
TerraForm Power, Inc., Class A*	275,000	10,444,500
TransAlta Renewables, Inc. (Canada)	675,000	6,676,695
TrustPower Ltd. (New Zealand)	500,000	2,581,843

		131,842,713

Solar Photovoltaic — 1.3%
Kyocera Corp. (Japan) SP ADR	50,000	2,602,000

		2,602,000

Wind Turbines — 9.3%
Gamesa Corporacion Tecnologica SA (Spain)	650,000	10,239,359
Vestas Wind Systems AS (Denmark)	175,000	8,734,440

		18,973,799

Total Alternate Energy		160,621,512

Energy Conservation — 7.5%
Johnson Controls, Inc.	100,000	4,953,000
Owens Corning, Inc	250,000	10,312,500

		15,265,500

Sustainable Energy Financial Services — 5.9%
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	600,000	12,030,000

		12,030,000

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2015

(Unaudited)

	Shares	Value

Water — 5.2%
Water Related — 0.3%
Hyflux Ltd. (Singapore)	1,000,000	$638,527

		638,527

Water Utilities — 4.9%
American Water Works Co., Inc.	205,000	9,969,150

		9,969,150

Total Water		10,607,677

Total Common Stocks (Cost $192,936,325)		198,524,689

	Par

CERTIFICATES OF DEPOSIT – 0.2%
Socially Concerned Banks — 0.2%
Alternatives Federal Credit Union savings account 0.20% due 01/14/16	$100,000	100,000
Carver Federal Savings Bank 0.25% due 12/22/15	100,000	100,000
People’s United Bank 0.30% due 12/02/15	100,000	100,000
Self Help Credit Union 0.25% due 06/30/15	100,000	100,000
Urban Partnership Bank 0.30% due 01/28/16	100,000	100,000

Total Certificates of Deposit (Cost $500,000)		500,000

TOTAL INVESTMENTS (Cost $193,436,325) — 97.4%		199,024,689
Other Assets in Excess of Liabilities — 2.6%		5,257,825

Net Assets — 100.0%		$204,282,514

*	These entities are commonly known as “Yieldco’s”.

ADR	-American Depositary Receipts
REIT	-Real Estate Investment Trust
SP ADR	-Sponsored American Depositary Receipts

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2015

(Unaudited)

Country Portfolio Issuers

June 30, 2015

(Unaudited)

Country	% of Net Assets

United States	40.8%
Spain	19.3
Canada	16.0
Japan	4.8
Italy	4.8
Great Britain	4.6
Denmark	4.3
New Zealand	1.3
Norway	1.2
Singapore	0.3
Other Assets/Liabilities	2.6

100.0%

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015

(Unaudited)

ASSETS

Investment securities at fair value (cost: $193,436,325) (Notes 2A and 7)	$199,024,689
Cash	4,016,984
Receivables:
Investments sold	948,545
Capital shares subscribed	392,921
Dividends	664,851
Tax reclaims	87,838
Prepaid insurance and registration	34,428

Total Assets	205,170,256

LIABILITIES

Payables:
Capital shares reacquired	74,235
Investments purchased	632,284
Management fees	96,849
Custodian fees	29,028
Transfer agent fees	16,800
Professional fees	10,813
Accrued expenses and other liabilities	27,733

Total Liabilities	887,742

Net Assets	$204,282,514

ANALYSIS OF NET ASSETS

Net capital paid in shares of capital shares	$194,559,441
Undistributed net investment income	1,772,261
Accumulated net realized gain on investments and foreign currency transactions	2,371,223
Net unrealized appreciation on investments	5,588,364
Net unrealized depreciation on translation of other assets and liabilities in foreign currency	(8,775)

Net Assets	$204,282,514

Class A Shares:
Net Assets	$203,711,209
Net asset value and redemption price per share ($203,711,209/3,844,829) shares of outstanding beneficial interest, unlimited authorization, no par value	$52.98

Maximum offering price per share (100/95.25 of $52.98)	$55.62

Investor Shares:
Net Assets	$571,305
Net asset value, offering and redemption* price per share ($571,305/10,798) shares of outstanding beneficial interest, unlimited authorization, no par value	$52.91

*	Redemption fee may apply (Note 1)

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015

Investment Income:
Dividends (net of $289,646 foreign taxes withheld)	$2,837,913
Interest	1,046

Total Investment Income	2,838,959

Expenses:
Management fee (Note 4)	557,111
Transfer agent fees	181,627
Administration and accounting fees	111,346
Postage and printing fees	57,016
Legal fees	37,858
Custodian fees	28,870
Compliance service fees	23,803
Registration fees	22,278
Audit fees	10,538
Insurance fees	7,589
Trustees fees (Note 5)	6,466
12b-1 fees (Investor Shares) (Note 4)	437
Other expenses	12,030

Total Expenses	1,056,969

Net Investment Income	1,781,990

Net Realized and Unrealized Gain/(Loss) from Investments and Foreign Currency Related Transactions:

Realized Gain/(Loss) from Investments and Foreign Currency Related Transactions (Notes 2B & 6):
Net realized gain from investments	3,009,963
Net realized loss from foreign currency transactions	(11,913)

Net Realized Gain	2,998,050

Net Change in Unrealized Appreciation/(Depreciation) of Investments and Foreign Currency Related Transactions:
Net change in unrealized appreciation/(depreciation) on investments	18,042,288
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(1,863)

Net change in unrealized appreciation/(depreciation)	18,040,425

Net Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions	21,038,475

Net Increase in Net Assets Resulting from Operations	$22,820,465

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014

Investment Activities:
Net investment income	$1,781,990	$2,033,267
Net realized gain from investments and foreign currency transactions	2,998,050	42,343,269
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	18,040,425	(39,390,677)

Net increase in net assets resulting from operations	22,820,465	4,985,859

Dividends to Shareholders:
Class A Shares:
Dividends from net investment income	—	(2,300,023)
Dividends from realized gain on investments	—	(2,912,260)

Total dividends to shareholders	—	(5,212,283)

Capital Share Transactions:
Net increase/decrease in net assets from capital share transactions (Note 3)	5,519,696	1,067,474

Total Increase in Net Assets	28,340,161	841,050

Net Assets:
Beginning of the period	175,942,353	175,101,303

End of the period*	$204,282,514	$175,942,353

*	Includes undistributed (overdistributed) net investment income of $1,772,261 and $(9,729) for the periods ended 06/30/15 and 12/31/14, respectively.

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND*

FINANCIAL HIGHLIGHTS

STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES

For a share outstanding throughout each period

Class A Shares	(Unaudited) Six Months Ended June 30,	For the Years Ended December 31,

	2015	2014	2013	2012	2011	2010

Net asset value at the beginning of period	$46.87	$46.93	$36.40	$35.82	$39.09	$42.54

Investment Operations
Net investment income	0.47**	0.56	0.58	0.67	0.42	0.35
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	5.64	0.81	10.53	0.58	(3.27)	(3.45)
Payments by affiliates	—	—	—	—	—	0.01

Total from investment operations	6.11	1.37	11.11	1.25	(2.85)	(3.09)

Distributions
From net investment income	—	(0.63)	(0.58)	(0.67)	(0.42)	(0.36)
From net realized gains	—	(0.80)	—	—	—	—

Total distributions	—	(1.43)	(0.58)	(0.67)	(0.42)	(0.36)

Net asset value at end of period	$52.98	$46.87	$46.93	$36.40	$35.82	$39.09

Total return (Sales load not reflected)	13.04%	2.91%	30.52%	3.49%	(7.28)%	(7.26)%***
Net assets, end of the period (in thousands)	$203,711	$175,843	$175,101	$149,835	$186,554	$236,696
Ratio of expenses to average net assets	1.07%****	1.08%	1.12%	1.10%	1.03%	1.04%
Ratio of net investment income to average net assets	1.80%****	1.07%	1.34%	1.69%	0.98%	0.86%
Portfolio turnover	17.21%	67.04%	24.01%	22.05%	21.44%	16.16%
Number of shares outstanding at end of the period	3,844,829	3,751,972	3,731,230	4,116,641	5,208,518	6,055,618

*	The Fund acquired all of the assets and liabilities of New Alternatives Fund, Inc. (the “Predecessor Company”) in a reorganization on November 14, 2014. The Predecessor Company’s performance and financial history have been adopted by New Alternatives Fund and will be used going forward. As a result, the information prior to November 14, 2014 reflects that of the Predecessor Company.
**	The selected per share data was calculated using the average shares outstanding method for the period.
***	In 2010, 0.02% of the Fund’s total return consisted of voluntary reimbursement by the investment advisor for a realized investment loss. Excluding this voluntary reimbursement, total return for the year would have been (7.28)%.
****Annualized

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS

STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES

For a share outstanding throughout each period

Investor Shares	(Unaudited) Six Months Ended June 30, 2015*

Net asset value at the beginning of period	$46.87

Investment Operations
Net investment income	0.54**
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	5.50

Total from investment operations	6.04

Net asset value at end of period	$52.91

Total return	12.89%
Net assets, end of the period (in thousands)	$571
Ratio of expenses to average net assets	1.32%***
Ratio of net investment income to average net assets	2.07%***
Portfolio turnover	17.21%
Number of shares outstanding at end of the period	10,798

*	Investor Shares inception date was December 31, 2014.
**	The selected per share data was calculated using the average shares outstanding method for the period.
***	Annualized

The accompanying notes are an integral part of these financial statements.

NEW ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2015 (Unaudited)

1) ORGANIZATION – New Alternatives Fund (the “Trust”) was organized as a Delaware statutory trust on June 12, 2014. The Trust currently offers one series of shares, also known as “New Alternatives Fund” (the “Fund”). The Fund is the successor to New Alternatives Fund, Inc. (the “Predecessor Company”), a New York corporation that commenced operations in 1982. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). On November 14, 2014, the Predecessor Company was reorganized into the Fund. The Fund has recently been organized for the purpose of continuing the investment operations and performance history of the Predecessor Company and prior to the reorganization had no substantial assets or prior history of investment operations. The Fund currently offers two classes of shares: Class A Shares and Investor Shares. Class A Shares represent a continuance of the original class of shares offered by the Predecessor Company. Class A Shares are sold subject to a front-end sales charge. Class A Shares of the Fund do not have any distribution (i.e., Rule 12b-1) charges, service charges or redemption fees. Investor Shares are not subject to a sales charge but are subject to a 2.00% redemption fee imposed on any Investor Shares redeemed within sixty (60) days of their initial purchase. Any redemption fee imposed is retained by the Fund and is meant to deter short-term trading in Investor Shares. For the six months ended June 30, 2015, no redemption fees were imposed on the redemption of Investor Shares. Investor Shares are also subject to 12b-1 fees. The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in equity securities. The equity securities in which the Fund invests consist primarily of common stocks. Other equity securities in which the Fund may invest include depositary receipts, real estate investment trusts (“REITs”) and publicly-traded master limited partnerships (“MLPs”). The Fund makes investments in a wide range of industries and in companies of all sizes. The Fund invests in equity securities of both U.S. and foreign companies, and has no limitation on the percentage of assets invested in the U.S. or abroad. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in equity securities of companies in the alternative energy industry. “Alternative Energy” means the production and conservation of energy to reduce pollution and harm to the environment, particularly when compared to conventional coal, oil or nuclear energy.

2) ACCOUNTING POLICIES – The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies followed by the Fund.

A. PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued based on the official closing price or the last reported sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded, as of the close of business on the day the securities are being valued. That is normally 4:00 p.m. Eastern time. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized based on their cost.

Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation.

If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern time, the Fund will use the “fair value” of such security as determined in good faith by Accrued Equities, Inc., the Fund’s investment advisor, under methods established by and under the general supervision of the Fund’s Board of Trustees. The Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. The Fund does not invest in unlisted securities.

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

●	Level 1	-	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2	-

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3	-

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund’s assets carried at fair value:

	Total Value at 6/30/2015	Level 1 – Quoted Price	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs

Common Stocks
Alternate Energy	$160,621,512	$160,621,512	$—	$—
Energy Conservation	15,265,500	15,265,500	—	—
Sustainable Energy Financial Services	12,030,000	12,030,000	—	—
Water	10,607,677	10,607,677	—	—
Certificates of Deposit	500,000	—	500,000	—

Total	$199,024,689	$198,524,689	$500,000	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

The Fund utilizes an external pricing service to fair value certain foreign securities in the event of any significant market movements between the time the Fund valued certain foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were not deemed to have occurred at June 30, 2015, and therefore, the Fund did not utilize the external pricing service model adjustments. Transfers in and out between Levels are based on values at the end of the period. As a result, for the period January 1, 2015 through June 30, 2015, there were transfers from Level 2 to Level 1 in the amount of $71,702,149. The Fund did not hold any Level 3 categorized securities during the six months ended June 30, 2015.

B. FOREIGN CURRENCY TRANSLATION – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. If foreign currency translations are not available, the foreign exchange rate(s) will be valued at fair market value using procedures approved by the Fund’s Board of Trustees.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Foreign Securities – Investing in foreign securities (including depositary receipts traded on U.S. exchanges but representing shares of foreign companies) involves more risks than investing in U.S. securities. Risks of investing in foreign companies include currency exchange rates between foreign currencies and the U.S. dollar. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Brokerage commissions and other fees may be higher for foreign securities. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards as U.S. companies. These risks can increase the potential for losses in the Fund and affect its share price.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME – Security transactions are accounted for on the trade date (date order to buy or sell is executed). The cost of investments sold is determined by use of specific lots for both financial reporting and income tax purposes in determining realized gains and losses on investments.

D. INVESTMENT INCOME AND EXPENSE RECOGNITION – Dividend income is recorded as of the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable diligence. Interest income, including amortization/accretion of premium and discount, is accrued daily. Expenses are accrued on a daily basis.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

F. U.S. TAX STATUS – No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

G. USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

H. OTHER – In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

3) SHARES OF BENEFICIAL INTEREST – There are unlimited no par value shares of beneficial interest authorized. On June 30, 2015, there were 3,855,627 shares outstanding. Aggregate paid-in capital including reinvestment of dividends was $194,559,441. Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended June 30, 2015		For the Year Ended December 31, 2014
	Shares	Amount	Shares	Amount

Class A Shares
Shares of beneficial interest sold	261,002	$13,907,699	314,284	$16,225,345
Reinvestment of distributions	7	397	98,378	4,610,980
Redemptions	(168,152)	(8,842,813)	(391,920)	(19,867,745)

Net Increase	92,857	$5,065,283	20,742	$968,580

	For the Six Months Ended June 30, 2015		For the Period Ended December 31, 2014*
	Shares	Amount	Shares	Amount

Investor Shares
Shares of beneficial interest sold	8,688	$454,413	2,110	$98,894

Net Increase	8,688	$454,413	2,110	$98,894

* Commencement of operations.

4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES – Accrued Equities, Inc. (“Accrued Equities” or the “Advisor”), an SEC registered investment advisor and broker-dealer, serves as investment advisor to the Fund pursuant to an Investment Advisory Agreement, and as an underwriter (but not a principal underwriter) of the Fund’s shares pursuant to a Sub-Distribution Agreement. For it’s investment advisory services, the Fund pays Accrued Equities an annual management fee of 1.00% of the first $25 million of average daily net assets; 0.50% of the next $475 million of average daily net assets; and 0.40% of average daily net assets more than $500 million.

The Fund pays no remuneration to two of its trustees, David J. Schoenwald and Murray D. Rosenblith, who are also officers or employees of Accrued Equities.

Foreside Funds Distributors LLC (the “ Distributor”) serves as the principal underwriter of the Fund pursuant to a Distribution Agreement for the limited purpose of acting as statutory underwriter to facilitate the distribution of shares of the Fund. The Distributor has entered into a Sub-Distribution Agreement with Accrued Equities. The Fund charges a maximum front-end sales charge of 4.75% on most new sales of the Fund’s Class A Shares. Of this amount, the Distributor and Accrued Equities receive the net underwriter commission and pay out the remaining sales commission to other brokers who actually sell new Class A Shares. Their share of the sales commission may vary. The aggregate underwriter commissions on all sales of Class A Shares of the Fund during the six months ended June 30, 2015 was $20,971, and the amounts received by Accrued Equities and the Distributor were $13,981, and $6,990, respectively. The Distributor and Accrued Equities are also entitled to receive sales commissions for the sale of Class A Shares. For the six months ended June 30, 2015, Accrued Equities and the Distributor received $24,778 and $1,290 in sales commissions, respectively, for the sale of Class A Shares of the Fund. Underwriter commissions and sales commissions received by the Distributor are set aside by the Distributor and used solely for distribution-related expenses.

Investor Shares of the Fund are not subject to a sale charge. The Fund has adopted a distribution plan (the “Rule 12b-1 Plan”) for its Investor Shares in accordance with the requirements of Rule 12b-1 under the 1940 Act. The Rule 12b-1 Plan provides that the Fund may pay a fee to Accrued Equities, the Distributor, or certain broker-dealers, investment advisers, banks or other financial institutions at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Shares to finance certain activities primarily intended to sell such Investor Shares. For the six months ended June 30, 2015, 12b-1 Fees of $437 were accrued by the Investor Shares of the Fund.

5) TRUSTEES’ FEES – For the six months ended June 30, 2015, the Fund paid trustees’ fees of $6,466 to its Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”).

Each Independent Trustee receives an annual fee of $4,500 for their services as Independent Trustees of the Fund. As Vice-Chairperson of the Fund’s Board of Trustees, Sharon Reier receives an additional annual fee of $1,000. Each member of the Audit Committee receives an additional $500 annual fee and Susan Hickey, Chairperson of the Audit Committee, receives an additional annual fee of $500. The Independent Trustees also receive reimbursement of “coach” travel expenses to attend Board Meetings. The Trustees and Officers of the Fund who are officers and employees of the Advisor do not receive compensation from the Fund for their services and are paid for their services by the Advisor. The Fund’s Chief Compliance Officer is not an officer or employee of the Advisor and is compensated directly by the Fund for his services.

6) PURCHASES AND SALES OF SECURITIES – For the six months ended June 30, 2015, the aggregate cost of securities purchased totaled $37,028,850. Net realized gains (losses) were computed on a specific lot basis. The proceeds received on sales of securities for the six months ended June 30, 2015 was $33,071,809.

7) FEDERAL INCOME TAX INFORMATION – At June 30, 2015, the federal tax basis cost and aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Cost of investments for tax purposes	$193,436,325

Unrealized appreciation for tax purposes	$22,111,573
Unrealized depreciation for tax purposes	(16,523,209)

Net unrealized appreciation on investments	$5,588,364

The tax character of distributions paid during 2014 and 2013 was as follows:

Distributions paid from:	2014	2013

Ordinary Income	$2,278,731	$2,136,017
Long-Term Capital Gains	2,933,552	—

	$5,212,283	$2,136,017

For federal income tax purposes, distributions from net investment income and short-term capital gains are treated as ordinary income dividends.

As of December 31, 2014, the components of distributable earnings (deficit) on a tax basis were as follows:

Overdistributed Ordinary Income	$(9,729)
**Net Unrealized Depreciation on
Investments and Foreign Currency Translations	(13,087,663)

$(13,097,392)

**    The primary difference between distributable earnings on a book and tax basis is due to wash sale losses and investments in partnerships.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8) SUBSEQUENT EVENTS – Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring disclosure.

OTHER INFORMATION

(Unaudited)

1) PROXY VOTING – The Fund has proxy voting policies which are available: (1) without charge, upon request by calling the Fund at 800-423-8383 and (2) on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies during the most recent twelve-month period ended June 30 is available on form N-PX: (1) without charge, upon request, by calling the Fund at 800-423-8383 and (2) on the SEC’s website at http://www.sec.gov.

2) QUARTERLY PORTFOLIO SCHEDULES – The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund’s Form N-Q’s are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

3) RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Accrued Equities, Inc. (the “Advisor”) serves as the investment adviser to New Alternatives Fund (the “Fund”). The Board of Trustees most recently approved the continuance of the investment advisory agreement dated November 14, 2014 (the “Advisory Agreement”) between the Fund and the Advisor at a regular meeting of the Board of Trustees held on June 26, 2015. The June 26, 2015 regular meeting of the Board of Trustees was called, in part, to act upon the continuance of such Advisory Agreement. This approval by the Board of Trustees included the approval by a majority of the trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), and by a majority of the entire Board.

The Advisor serves as the investment adviser to the Fund. The Advisor previously served as the investment adviser to New Alternatives Fund, Inc. (the “Predecessor Company”), a New York corporation that commenced operations in 1982. On November 14, 2014, the Predecessor Company was reorganized into the Fund. The Fund was organized to continue the investment operations and performance history of the Predecessor Company.

Prior to the meeting, the Board received and reviewed certain materials concerning the Advisory Agreement. The materials included: (i) a memorandum prepared by independent counsel setting forth the Board’s fiduciary duties, responsibilities and the factors they should consider in their evaluation of the renewal of the Advisory Agreement; (ii) a copy of the Advisor’s responses to a request for information necessary to evaluate the terms of the Advisory Agreement (the “Advisor Questionnaire”); (iii) an organizational chart for the Advisor; (iv) certification from the Advisor that it has a compliance program in place; (v) a copy of Form ADV, Part I for the Advisor; (vi) audited financial information for the Advisor for its fiscal year ended December 31, 2014; and (vii) a copy of the Advisory Agreement.

The Board noted that some of the information received in the Board materials referred to the historical relationship between the Advisor and the Predecessor Company.

The Advisor Questionnaire provided to the Board contained detailed information concerning the Advisor and the Advisory Agreement, including: (i) information on the Advisor’s business and services; (ii) information concerning the employees of the Advisor who service the Fund; (iii) information on the Advisor’s investment process; (iv) performance information comparing the Fund (and the Predecessor Company) to other, similar mutual funds and to its benchmark index; (v) information on the Advisor’s trading and brokerage practices; (vi) information concerning investment advisory fees paid to the Advisor by the Fund (and the Predecessor Company); (vii) information concerning other fees earned by the Advisor with respect to its relationship with the Fund (and the Predecessor Company), such as net underwriting fees and sales commissions for the sale of the Fund’s (and the Predecessor Company’s) shares; (viii) information concerning investment advisory fees and total operating expenses as a percentage of net assets paid by the Fund (and the Predecessor Company) and other, similar mutual funds; and (ix) other information concerning the Advisor such as information concerning its compliance procedures, code of ethics and insurances. For reference purposes, the Board was also provided with a copy of the prior year’s Advisor Questionnaire.

At the meeting, the Board was provided a copy of the Advisor’s compliance manual and the opportunity to speak with the Advisor’s Chief Compliance Officer and the Trust’s Chief Compliance Officer.

It was noted that in determining to re-approve the Advisory Agreement, the Independent Trustees were represented by independent counsel.

The Board of Trustees, including a majority of the Independent Trustees, decided to approve the renewal of the Advisory Agreement for a one year period commencing June 30, 2015 based upon their evaluation of: (i) the long-term relationship between the Advisor and the Fund, including the Predecessor Company; (ii) the Advisor’s commitment to the Fund’s investment objective and its socially responsible investment policies, and the Advisor’s ability to manage the Fund’s portfolio in a manner consistent with those objectives and policies; (iii) the depth of experience and expertise of the Advisor with regard to the alternative energy market; (iv) the nature, extent and quality of the services provided; (v) the historical performance of the Fund (including the Predecessor Company); and (vi) the costs of the services provided and the profitability of the Advisor from its relationship with the Fund.

In general, the Independent Trustees considered it to be most significant that the proposed investment advisory arrangements would assure a continuity of relationships to service the Fund. Of particular significance in the Board’s decision to approve the renewal of the Advisory Agreement were the fact that the Fund’s investment advisory fee structure, and its total operating expense ratio, were both very low in comparison to the Fund’s industry peer group. These lower expenses did not require any fee cap or expense reimbursement by the Advisor. The Board also noted that the Advisor continued to provide investment advisory services exclusively to the Fund and that the firm has been committed to alternative energy investing since the Predecessor Company’s inception over 30 years ago.

The trustees considered the nature, quality and scope of the investment advisory services that had been provided to the Fund and the Predecessor Company by the Advisor in the past and the services that are expected to continue in the future. Further, the trustees considered the Advisor’s personnel assigned to service the Fund. Based upon information provided by the Advisor, the Board determined that the Advisor’s current staffing was adequate to meet the Fund’s needs. The Board also concluded that the nature, quality and scope of the investment advisory services provided by the Advisor were very satisfactory.

The trustees considered the performance results of the Fund (including the Predecessor Company) over various time periods. They reviewed information comparing the Fund’s performance with the performance of other, similar mutual funds and with its broad-based benchmark index. They also reviewed performance information on other, additional indices, such as one broad-based index that measured international stocks. This additional international index was provided because although the Fund is not an international fund, more and more foreign issuers were involved in the alternative energy sector. The Fund’s industry peer group comprised other socially responsible mutual funds with an international scope and an interest in the environment and clean energy. The Board reviewed the Fund’s performance both with the sales load factored in and without the sales load. This was done because the Fund’s industry peer group and broad-based benchmark index did not have sales loads. It was noted that the Fund’s Investor Share class had not commenced operations during the time periods reviewed. In general, the Board noted that the Fund had been outperforming its industry peer group of other, similar mutual funds during most of the periods reviewed. The Fund had underperformed its broad-based benchmark index and the international index for the one and five year periods but was performing competitively with such indices for the ten year period ended December 31, 2014.

The trustees considered the investment advisory fees and other expenses paid by the Fund (and the Predecessor Company) directly and in comparison to information regarding the fees and expenses incurred by other, similar mutual funds specializing in alternative energy investments and which seek to invest in accordance with a socially responsible investment philosophy. The trustees noted that the investment advisory fee for the Fund had break points that lowered the investment advisory fees as Fund assets reached certain levels. For example, although the initial investment advisory fee was 1.00% of the Fund’s average daily net asset, the investment advisory fee was lowered to 0.50% after the Fund’s assets exceeded $25 million. The Board also noted that the Fund’s overall expense ratio was significantly lower than the other comparable funds in its industry peer group. They noted that the other comparable funds in its industry peer group were each subject to an expense limitation cap but that the Fund’s expense ratio reflected total expenses without any waivers or expense reimbursements. Based on the foregoing, the Board determined that the investment advisory fee was appropriate.

The Independent Trustees reviewed and discussed other aspects of the Advisor, such as the profitability of the Advisor, the benefits each party received from their long-term relationship, the Advisor’s entrepreneurial risks, and the fact that the Advisor received other compensation from the relationship. The audited financial information provided by the Advisor indicated that the Advisor was well capitalized and profitable. In addition, the Board noted that the Advisor had no expense limitation commitments with the Fund. The Board discussed the Advisor’s entrepreneurial risks involved with its recent reorganization of the Predecessor Company into a Delaware statutory trust and the creation of a new share class to increase total assets and lower expenses for the Fund and its shareholders. They noted that the Advisor was also a registered broker-dealer and was eligible to receive underwriting fees and sales commissions on the sale of Fund shares. Going forward, the Advisor would be eligible to receive fees from the Investor Shares’ Rule 12b-1 plan. The Board noted that two of the trustees, David J. Schoenwald and Murray D. Rosenblith, were directors and/or officers of the Advisor. The trustees also noted that Mr. Schoenwald was the owner of the Advisor and would benefit by the approval of the investment advisory and distribution agreements, and the Rule 12b-1 plan. The Board reviewed the Advisor’s brokerage policies noting that the Advisor does not engage in any directed brokerage or soft dollar transactions. Best price and execution were the Advisor’s brokerage criteria.

In their deliberations, the Board did not rely upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). These factors were considered not to be relevant in a situation where the trustees were determining whether to re-approve the agreement with an existing entity on the same terms and conditions. Such factors would be relevant to considering and approving new investment advisory agreements with other investment advisory entities. In addition, the Advisor does not service any other investment advisory accounts.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrant, which is an open-end management investment company.

Item 6. Investments.

(a)	The full Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

             Investment Companies.

Not applicable to Registrant, which is an open-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant, which is an open-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant, which is an open-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

Based on his evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing date of this report, the Registrant’s principal executive officer and principal financial officer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to him by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Alternatives Fund, Inc.

By (Signature and Title)*	/s/ David J. Schoenwald
David J. Schoenwald, President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David J. Schoenwald
David J. Schoenwald, President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	August 25, 2015

* Print the name and title of each signing officer under his or her signature.